CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances for doubtful accounts and sales reserves | $	$ 16,231		$ 18,546
Preferred shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Preferred shares, shares authorized	5,000,000		5,000,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	261,223,970		261,223,970
Ordinary shares, shares outstanding	174,901,523		183,790,953
Treasury shares, shares	86,322,447		77,433,017